Property, equipment and software (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	May 31, 2024
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	$ 11,044	$ 11,316
Balance at the end of the year	12,091	11,044
Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	26,169	24,893
Balance recognized upon the merger of UBS AG and Credit Suisse AG			$ 4,142
Additions	1,717	1,393
Disposals / write-offs	(940)	(1,449)
Reclassifications	(158)	378
Foreign currency translation	(955)	954
Balance at the end of the year	29,975	26,169
Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	15,126	13,577
Accumulated depreciation recognized upon the merger of UBS AG and Credit Suisse AG	1,514
Depreciation	2,793	1,974
Impairment	23	238
Disposals / write-offs	(937)	(1,445)
Reclassifications	(40)	206
Foreign currency translation	(594)	576
Balance at the end of the year	17,885	15,126
Accumulated depreciation | Group Items
Disclosure Of Property Equipment Software [Line Items]
Impairment	23
Owned properties and equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	3,842
Balance at the end of the year	4,247	3,842
Owned properties and equipment | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	11,362
Balance recognized upon the merger of UBS AG and Credit Suisse AG			1,614
Additions	116
Disposals / write-offs	(464)
Reclassifications	117
Foreign currency translation	(597)
Balance at the end of the year	12,148	11,362
Owned properties and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	7,520
Accumulated depreciation recognized upon the merger of UBS AG and Credit Suisse AG	643
Depreciation	637
Impairment	2
Disposals / write-offs	(462)
Reclassifications	(32)
Foreign currency translation	(407)
Balance at the end of the year	7,900	7,520
Leased properties and equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	2,321
Balance at the end of the year	2,814	2,321
Cash outflows on lease	917	594
Leased properties and equipment | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	4,379
Balance recognized upon the merger of UBS AG and Credit Suisse AG			1,500
Additions	213
Disposals / write-offs	(118)
Reclassifications	(12)
Foreign currency translation	(112)
Balance at the end of the year	5,850	4,379
Leased properties and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	2,058
Accumulated depreciation recognized upon the merger of UBS AG and Credit Suisse AG	446
Depreciation	719
Impairment	3
Disposals / write-offs	(118)
Reclassifications	(3)
Foreign currency translation	(69)
Balance at the end of the year	3,036	2,058
Software
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	4,241
Balance at the end of the year	4,422	4,241
Software | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	9,789
Balance recognized upon the merger of UBS AG and Credit Suisse AG			979
Additions	48
Disposals / write-offs	(357)
Reclassifications	1,124
Foreign currency translation	(212)
Balance at the end of the year	11,371	9,789
Software | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	5,548
Accumulated depreciation recognized upon the merger of UBS AG and Credit Suisse AG	426
Depreciation	1,437
Impairment	18
Disposals / write-offs	(357)
Reclassifications	(5)
Foreign currency translation	(118)
Balance at the end of the year	6,949	5,548
Projects in progress
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	640
Balance at the end of the year	607	640
Internally generated software in progress	315
Own use properties in progress	291
Projects in progress | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	640
Balance recognized upon the merger of UBS AG and Credit Suisse AG			$ 49
Additions	1,340
Disposals / write-offs	0
Reclassifications	(1,388)
Foreign currency translation	(34)
Balance at the end of the year	607	640
Projects in progress | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	0
Accumulated depreciation recognized upon the merger of UBS AG and Credit Suisse AG	0
Depreciation	0
Impairment	0
Disposals / write-offs	0
Reclassifications	0
Foreign currency translation	0
Balance at the end of the year	$ 0	$ 0